Investment securities	12 Months Ended
Dec. 31, 2020
Investment securities (old to delete)
17 Investment securities
end of	2020	2019
Investment securities (CHF million)
Debt securities available-for-sale	607	1,006
Total investment securities	607	1,006
Investment securities by type
	2020				2019
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Swiss federal, cantonal or local government entities	3	0	0	3	2	0	0	2
Foreign governments	0	0	0	0	163	8	0	171
Corporate debt securities	593	11	0	604	807	28	2	833
Debt securities available-for-sale	596	11	0	607	972	36	2	1,006
Gross unrealized losses on debt securities and the related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2019 (CHF million)
Corporate debt securities	204	2	0	0	204	2
Debt securities available-for-sale	204	2	0	0	204	2
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	2020	2019	2018
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	629	6	255
Realized gains	42	0	8
Amortized cost, fair value and average yield of debt securities
end of	Amortized cost	Fair value	Average yield (in %)
2020 (CHF million, except where indicated)
Due within 1 year	149	149	0.26
Due from 1 to 5 years	2	2	3.75
Due from 5 to 10 years	445	456	(0.01)
Debt securities available-for-sale	596	607	0.07
Allowance for credit losses on debt securities available-for-sale
A credit loss exists if there is a decline in fair value of the security below the amortized cost as a result of the non-collectability of the amounts due in accordance with the contractual terms.
An allowance for expected credit losses is recorded in the consolidated statement of operations in provision for credit losses and the non-credit-related losses are recorded in AOCI. Subsequent improvements in the estimated credit losses are immediately recorded in the consolidated statement of operations as a reduction in allowance and credit loss expense. A security is written off if it is considered certain that there is no possibility of recovering the outstanding principal. As of the end of 2020, the Group had no allowance for credit losses on debt securities available-for-sale.

Bank
Investment securities (old to delete)
16 Investment securities
end of	2020	2019
Investment securities (CHF million)
Debt securities available-for-sale	605	1,004
Total investment securities	605	1,004
Investment securities by type
	2020				2019
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Swiss federal, cantonal or local government entities	1	0	0	1	0	0	0	0
Foreign governments	0	0	0	0	163	8	0	171
Corporate debt securities	594	10	0	604	807	28	2	833
Debt securities available-for-sale	595	10	0	605	970	36	2	1,004
Gross unrealized losses on debt securities and related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2019 (CHF million)
Corporate debt securities	204	2	0	0	204	2
Debt securities available-for-sale	204	2	0	0	204	2
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	2020	2019	2018
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	629	6	255
Realized gains	42	0	8
Amortized cost, fair value and average yield of debt securities
end of	Amortized cost	Fair value	Average yield (in %)
2020 (CHF million, except where indicated)
Due within 1 year	149	149	0.26
Due from 5 to 10 years	446	456	(0.01)
Debt securities available-for-sale	595	605	0.05
Allowance for credit losses on debt securities available-for-sale
> Refer to “Note 17 – Investment securities” in VI – Consolidated financial statements – Credit Suisse Group for further information on allowance for credit losses on debt securities available for sale.
As of the end of 2020, the Bank had no allowance for credit losses on debt securities available-for-sale.